Leases - Summary of Maturity Analysis For Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 155,372	$ 48,434
Less than one year
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	14,637	6,000
One to five years
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	51,053	20,160
Thereafter
Disclosure Of Detailed Information About Maturity Analysis For Lease Liabilities [Line Items]
Gross lease liabilities	$ 89,682	$ 22,274